Quarterly Financial Data (Unaudited) (Restated) (Details) - Schedule of operations - USD ($)	3 Months Ended												6 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2020		Jun. 30, 2020		Mar. 31, 2020		Sep. 30, 2019		Jun. 30, 2019		Mar. 31, 2019		Jun. 30, 2020		Jun. 30, 2019		Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2020	Dec. 31, 2019
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Operating costs	$ 100,347		$ 146,045		$ 149,055		$ 80,795		$ 137,145		$ 153,741		$ 295,100		$ 290,886		$ 395,447		$ 371,681
Loss from operations	(100,347)		(146,045)		(149,055)		(80,795)		(137,145)		(153,741)		(295,100)		(290,886)		(395,447)		(371,681)
Interest income - bank	3		5		827		146		309		143		832		452		835		598
Interest income	380		24,271		534,368		617,233		694,051		688,610		558,639		1,382,661		559,019		1,999,894
Change in fair value of warrant liabilities
Total other income	383		24,276		535,195		617,379		694,360		688,753		559,471		1,383,113		559,854		2,000,492
Net income/loss	(99,964)		(121,769)		386,140		536,584		557,215		535,012		264,371		1,092,227		164,407		1,628,811
Less: income attributable to ordinary shares subject to possible redemption	(71)		(4,747)		(482,107)		(568,780)		(639,499)		(634,967)		(109,270)		(1,273,984)		(104,313)		(1,842,902)
Adjusted net loss	$ (100,035)		$ (126,516)		$ (95,967)		$ (32,196)		$ (82,284)		$ (99,955)		$ 155,101		$ (181,757)		$ 60,094		$ (214,091)
Basic and diluted weighted average shares outstanding (in Shares)	4,339,562	[1]	4,324,988	[2]	4,212,191	[3]	4,104,181	[4]	4,104,181	[5]	4,086,448	[6]	4,268,590	[2]	4,091,485	[5]	4,292,420	[1]	4,095,763	[4]	4,307,454	4,097,705
Adjusted basic and diluted net loss per ordinary share (in Dollars per share)	$ (0.02)		$ (0.03)		$ (0.02)		$ (0.01)		$ (0.02)		$ (0.02)		$ 0.04		$ (0.04)		$ 0.01		$ (0.05)		$ (0.02)	$ (0.06)
Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Operating costs
Loss from operations
Interest income - bank
Interest income
Change in fair value of warrant liabilities	15,734		6,062		16,418		20,363		16,649		25,857		22,480		42,506		38,214		62,869
Total other income	15,734		6,062		16,418		20,363		16,649		25,857		22,480		42,506		38,214		62,869
Net income/loss	15,734		6,062		16,418		20,363		16,649		25,857		22,480		42,506		38,214		62,869
Less: income attributable to ordinary shares subject to possible redemption	12		827		2,298		2,901		3,332		3,443		19,050		6,637		18,224		9,399
Adjusted net loss	$ 15,746		$ 6,889		$ 18,716		$ 23,264		$ 19,981		$ 29,300		$ 41,530		$ 49,143		$ 56,438		$ 72,268
Basic and diluted weighted average shares outstanding (in Shares)	48,192	[1]	49,181	[2]	51,479	[3]	55,972	[4]	50,238	[5]	60,874	[6]	50,330	[2]	59,405	[5]	48,465	[1]	57,758	[4]	48,740	45,751
Adjusted basic and diluted net loss per ordinary share (in Dollars per share)	$ 0.00		$ 0.00				$ 0.01		$ 0.01				$ 0.01		$ 0.01		$ 0.02		$ 0.02		$ 0.01	$ 0.02
As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Operating costs	$ 100,347		$ 146,045		$ 149,055		$ 80,795		$ 137,145		$ 153,741		$ 295,100		$ 290,886		$ 395,447		$ 371,681
Loss from operations	(100,347)		(146,045)		(149,055)		(80,795)		(137,145)		(153,741)		(295,100)		(290,886)		(395,447)		(371,681)
Interest income - bank	3		5		827		146		309		143		832		452		835		598
Interest income	380		24,271		534,368		617,233		694,051		688,610		558,639		1,382,661		559,019		1,999,894
Change in fair value of warrant liabilities	15,734		6,062		16,418		20,363		16,649		25,857		22,480		42,506		38,214		62,869
Total other income	16,117		30,338		551,613		637,742		711,009		714,610		581,951		1,425,619		598,068		2,063,361
Net income/loss	(84,230)		(115,707)		402,558		556,947		573,864		560,869		286,851		1,134,733		202,621		1,691,680
Less: income attributable to ordinary shares subject to possible redemption	(59)		(3,920)		(479,809)		(565,879)		(636,167)		(631,524)		(90,220)		(1,267,347)		(86,089)		(1,833,503)
Adjusted net loss	$ (84,289)		$ (119,627)		$ (77,251)		$ (8,932)		$ (62,303)		$ (70,655)		$ 196,631		$ (132,614)		$ 116,532		$ (141,823)
Basic and diluted weighted average shares outstanding (in Shares)	4,387,754	[1]	4,374,169	[2]	4,263,670	[3]	4,160,153	[4]	4,154,419	[5]	4,147,322	[6]	4,318,920	[2]	4,150,890	[5]	4,340,885	[1]	4,153,521	[4]
Adjusted basic and diluted net loss per ordinary share (in Dollars per share)	$ (0.02)		$ (0.03)		$ (0.02)		$ 0.00		$ (0.01)		$ (0.02)		$ 0.05		$ (0.03)		$ 0.03		$ (0.03)

[1]	Excludes an aggregate of up to 264,008 and 217,866 ordinary shares subject to possible redemption as previously reported and as restated, respectively, at September 30, 2020.
[2]	Excludes an aggregate of up to 276,676 and 228,484 ordinary shares subject to possible redemption as previously reported and as restated, respectively, at June 30, 2020.
[3]	Excludes an aggregate of up to 10,364,762 and 10,315,581 ordinary shares subject to possible redemption as previously reported and as restated, respectively, at March 31, 2020.
[4]	Excludes an aggregate of up to 10,586,284 and 10,532,581 ordinary shares subject to possible redemption as previously reported and as restated, respectively, at September 30, 2019.
[5]	Excludes an aggregate of up to 10,585,569 and 10,529,597 ordinary shares subject to possible redemption as previously reported and as restated, respectively, at June 30, 2019.
[6]	Excludes an aggregate of up to 10,593,284 and 10,535,331 ordinary shares subject to possible redemption as previously reported and as restated, respectively, at March 31, 2019.